Shareholders' Loans, Loans Payable and Debt Conversion	12 Months Ended
Aug. 31, 2018
Shareholders Loans Loans Payable And Debt Conversion
Shareholders' Loans, Loans Payable and Debt Conversion
9.	Shareholders’ Loans, Loans Payable and Debt Conversion

Shareholder Loans

As at August 31, 2018, the Company had shareholders’ loans payable of $79,910 (August 31, 2017: $Nil). The loans are non-interest bearing and due on demand.

Effective November 18, 2015, the Company issued a total of 103,299 Units in the capital of the Company pursuant to an anti-dilution provision contained in the August 30, 2014 debt conversion agreements. The warrant component was valued using a Binomial Lattice model whereas the fair value of the common share component was based on the current market value of the company’s stock. The fair value of the units of $6,896,800 was allocated to the common shares in the amount of $5,034,157 and warrants in the amount of $1,862,643 based on their relative fair values and $6,896,800 was recognized as a loss on settlement of debt in the statement of operations. Significant assumptions utilized in the Binomial Lattice process for the warrant component of the conversion were as follows:

November 18, 2015
Market value on valuation date	$6.60
Contractual exercise rate	$10.00
Term	1.79 years
Expected market volatility	183.30%
Risk free rate using zero coupon US Treasury Security rate	0.90%

Loans Payable

Effective November 18, 2015, the Company converted loans and interest due in the aggregate amount of $899,660 through the issuance of 680,068 common shares in the capital of the Company. The fair value of the common shares of $4,540,474 was allocated to common shares and $3,640,814 was recorded as loss on settlement of debt in the consolidated statement of operations.

On February 29, 2016, the Company entered into asset purchase and debt settlement agreement and converted loans and interest in the aggregate amount of $277,473 in exchange for the Company’s 0.03% net smelter return royalty on 8 mining claim blocks located in Red Lake, Ontario which were carried on the consolidated statement of financial position at $Nil. Accordingly, the Company recorded a gain on settlement of debt for the full amount in the consolidated statement of operations.

Debt Conversion

On February 29, 2016, the Company converted debt in the aggregate amount of $451,557 through the issuance of 150,519 units in the capital of the Company. Each unit was comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $3.50 until March 1, 2019. The fair value of the units of $1,220,709 was allocated to common shares in the amount of $638,295 and warrants in the amount of $582,414 based on their relative fair values and $769,152 was recognized as a loss on extinguishment of debt in the consolidated statement of operations. Significant assumptions utilized in the Binomial Lattice process for the warrant component of the conversion were as follows:

February 29, 2016
Market value on valuation date	$8.10
Contractual exercise rate	$3.50
Term	3 years
Expected market volatility	169.73%
Risk free rate using zero coupon US Treasury Security rate	0.91%

Effective November 18, 2015, the Company entered into a shares for debt conversion agreement and converted a note and interest payable to Core Energy Enterprises Inc. (“Core”) in the aggregate amount of $362,793 through the issuance of 274,243 common shares in the capital of the Company. The fair value of the common shares of $1,830,983 was recorded as an increase to common shares and $1,468,190 was recorded as a loss on settlement of debt in the consolidated statement of operations. The CFO of the Company is a major shareholder, officer and a director of Core.